UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregg Picillo
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Gregg Picillo   Boston, MA     November 3, 2009

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total:      $3296(thousands)

List of Other Included Managers:

{None}

FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	DSCRETN
Air Products & Chemicals Inc.	COM	009158106	62	805	SH	Sole
Amerigas Partners, L.P.	COM	030975106	70	1930	SH	Sole
Anadarko Petroleum Corp.	COM	032511107	80	1270	SH	Sole
Aptargroup, Inc	COM	038336103	49	1300	SH	Sole
Automatic Data Processing Inc.	COM	053015103	70	1790	SH	Sole
B & G Foods Inc.	COM	05508R205	44	2680	SH	Sole
Bemis Co. Inc.	COM	081437105	59	2275	SH	Sole
Brady Corp.	COM	104674106	50	1730	SH	Sole
Buckeye Partners LP	UNIT LTD PARTN	118230101	65	1350	SH	Sole
C.R. Bard Inc.	COM	067383109	59	755	SH	Sole
Clorox Co.	COM	189054109	69	1175	SH	Sole
Colgate-Palmolive Co.	COM	194162103	78	1025	SH	Sole
Corn Products International Inc.	COM	219023108	51	1805	SH	Sole
DPL, Inc.	COM	233293109	65	2505	SH	Sole
Ecolab, Inc.	COM	278865100	63	1360	SH	Sole
Emerson Electric Co.	COM	291011104	64	1595	SH	Sole
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	63	2220	SH	Sole
Exxon Mobil Corp.	COM	30231G102	74	1075	SH	Sole
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	63	3170	SH	Sole
Fiserv Inc.	COM	337738108	70	1445	SH	Sole
General Mills Inc.	COM	370334104	65	1010	SH	Sole
Getty Realty Corp.	COM	374297109	53	2160	SH	Sole
Graco, Inc.	COM	384109104	60	2160	SH	Sole
Grainger, WW Inc.	COM	384802104	69	775	SH	Sole
Hormel Foods Corp.	COM	440452100	57	1610	SH	Sole
Infosys Technologies Ltd. ADR	ADR	456788108	70	1450	SH	Sole
Jacob Engineering Group	COM	469814107	55	1200	SH	Sole
Johnson & Johnson	COM	478160104	71	1170	SH	Sole
Kinder Morgan Energy Partners	UNIT LTD PARTN	494550106	64	1190	SH	Sole
Liberty Property Trust	COM	531172104	52	1585	SH	Sole
Logitech International SA	COM	H50430232	45	2425	SH	Sole
Mack-Cali Realty Corp.	COM	554489104	50	1535	SH	Sole
Marathon Oil Corp.	COM	565849106	59	1850	SH	Sole
McCormick & Co. Inc.	COM	579780206	71	2080	SH	Sole
McDonald's Corp.	COM	580135101	63	1105	SH	Sole
Mettler-Toledo International, Inc.	COM	592688105	65	720	SH	Sole
Monmouth Real Estate Investment Corp.	COM	609720107	10	1500	SH	Sole
National Grid PLC ADR	COM	636274300	60	1225	SH	Sole
Norfolk & Southern Corp.	COM	655844108	62	1430	SH	Sole
Novartis AG ADR	ADR	66987V109	79	1570	SH	Sole
Omnicom Group	COM	681919106	66	1790	SH	Sole
Oneok Partners LP	UNIT LTD PARTN	68268N103	70	1320	SH	Sole
Patriot Coal Corp.	COM	70336T104	63	5333	SH	Sole
Paychex, Inc.	COM	704326107	88	3045	SH	Sole
Peabody Energy Corp.	COM	704549104	71	1895	SH	Sole
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	44	2595	SH	Sole
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	62	1350	SH	Sole
Praxair, Inc.	COM	74005P104	51	630	SH	Sole
Prosperity Bancshares Inc.	COM	743606105	61	1765	SH	Sole
Realty Income Corp.	COM	756109104	51	1985	SH	Sole
State Street Corp.	COM	857477103	64	1210	SH	Sole
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	65	1100	SH	Sole
TC Pipelines LP	UNIT LTD PARTN	87233Q108	54	1420	SH	Sole
Urstadt Biddle Properties A	COM	917286205	38	2590	SH	Sole